Fair value measurements (Tables)	12 Months Ended
Mar. 31, 2017
Assets and Liabilities Measured at Fair Value on Recurring Basis

DOCOMO’s assets and liabilities that were measured at fair value on a recurring basis at March 31, 2016 and 2017 were as follows:

	Millions of yen
	2016
	Total	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities
Equity securities (domestic)	¥86,530	¥86,530	¥—	¥—
Equity securities (foreign)	83,947	83,947	—	—
Debt securities (foreign)	5	5	—	—

Total available-for-sale securities	170,482	170,482	—	—

Derivatives
Foreign exchange forward contracts	¥16	¥—	¥16	¥—

Total derivatives	16	—	16	—

Total	¥170,498	¥170,482	¥16	¥—

Liabilities:
Derivatives
Foreign currency option contracts	¥2,415	¥—	¥2,415	¥—
Foreign exchange forward contracts	5	—	5	—

Total derivatives	2,420	—	2,420	—

Total	¥2,420	¥—	¥2,420	¥—

There were no transfers between Level 1 and Level 2.

	Millions of yen
	2017
	Total	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities
Equity securities (domestic)	¥83,974	¥83,974	¥—	¥—
Equity securities (foreign)	95,680	95,680	—	—
Debt securities (foreign)	5	5	—	—

Total available-for-sale securities	179,659	179,659	—	—

Derivatives
Foreign exchange forward contracts	¥0	¥—	¥0	¥—

Total derivatives	0	—	0	—

Total	¥179,659	¥179,659	¥0	¥—

Liabilities:
Derivatives
Foreign currency option contracts	¥1,336	¥—	¥1,336	¥—
Foreign exchange forward contracts	11	—	11	—

Total derivatives	1,347	—	1,347	—

Total	¥1,347	¥—	¥1,347	¥—

Assets Measured at Fair Value on Nonrecurring Basis

DOCOMO’s assets that were measured at fair value on a nonrecurring basis for the fiscal years ended March 31, 2016 and 2017 were as follows:

	Millions of yen
	2016
	Total	Level 1	Level 2	Level 3	Gains (losses) (before taxes)
Assets:
Receivables held for sale	¥980,686	¥—	¥980,686	¥—	¥(8,742)
Goodwill and unamortizable intangible assets	—	—	—	—	(8,620)
Long-lived assets	742	—	—	742	(9,063)

Valuation Techniques and Significant Unobservable Inputs Used to Develop Measurements of Main Assets at Fair Value on a Nonrecurring Basis

	Millions of yen
	2017
	Total	Level 1	Level 2	Level 3	Gains (losses) (before taxes)
Assets:
Receivables held for sale	¥875,429	¥—	¥875,429	¥—	¥(7,063)
Investments in affiliates	30,078	1,703	—	28,375	(23,920)
Goodwill and unamortizable intangible assets	45,947	—	—	45,947	(11,614)
Long-lived assets	—	—	—	—	(591)

Schedule of Fair Value of Assets Measured on Nonrecurring Basis

DOCOMO’s assets that were measured at fair value on a nonrecurring basis classified in Level 3 for the year ended March 31, 2017 comprised the following:

	Millions of yen
	2017
	Fair value	Valuation technique	Significant Unobservable input	Input value
Assets:
Investments in affiliates	¥26,552	Discounted cash flow method	Weighted average cost of capital	7.9%
Goodwill and unamortizable intangible assets	¥45,947	Discounted cash flow method	Weighted average cost of capital	3.0-8.6%